Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Right-of-use Assets

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2020	48	1	49
Depreciation	(29)	(1)	(30)
Additions	24	*	24
Derecognition	(5)	*	(5)
Effects of movement in exchange rates	1	*	1
Balance at December 31, 2020	39	*	39

*	Amounts less than $1 million

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2021	39	*	39
Depreciation	(27)	*	(27)
Additions	100	6	106
Derecognition	*	*	*
Effects of movement in exchange rates	*	*	*
Balance at December 31, 2021	112	6	118

*	Amounts less than $1 million
b)	Amounts recognized in profit or loss

	2021	2020

(in $ millions)	$	$
Interest on lease liabilities	5	3
Income from sub-leasing right-of-use assets presented in ‘Revenue’	(1)	(2)
Expenses relating to short-term leases	1	1
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	*	*
Expenses relating to variable lease payments not included in the measurement of lease liabilities	1	1

*	Amount less than $1 million
c)	Amounts recognized in statement of cash flows
	2021	2020

(in $ millions)	$	$
Total cash outflow for leases	24	30

Summary of As a Lessor

	2021	2020
(in $ millions)	$	$
Not later than one year	42	52
Later than one year and not later than five years	3	33